Private Placement and JH Darbie Financing - Schedule of Funds Received Under the Subscription Agreement (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Convertible promissory notes	$ 1,000,000	$ 1,000,000
Subscription Agreements [Member]
Convertible promissory notes	1,606,384	1,011,578
Subscription Agreements [Member] | Accredited Investors [Member]
Convertible promissory notes	1,520,720	943,586
Subscription Agreements [Member] | Related Party [Member]
Convertible promissory notes	$ 85,664	$ 67,992